Label	Element	Value
Santander UK Group [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]	ifrs-full_DisclosureOfInformationAboutTermsAndConditionsOfHedgingInstrumentsAndHowTheyAffectFutureCashFlowsExplanatory
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,492	5,039	24,447	51,257	4,294	87,529
Average fixed interest rate (%) GBP	2.580	0.880	0.560	2.070	3.780
Average fixed interest rate (%) EUR	1.770	1.600	0.770	0.280	3.090
Average fixed interest rate (%) USD	1.350	3.470	3.510	2.000	4.920
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	74	821	16	911
Average GBP/EUR exchange rate	—	—	1.212	1.157	1.100
Average GBP/USD exchange rate	—	—	—	1.186	—
Average fixed interest rate (%) EUR	—	—	3.420	2.060	—
Average fixed interest rate (%) USD	—	—	—	4.630	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,175	2,471	2,188	14,728	1,213	21,775
Average fixed interest rate (%) GBP	1.770	2.290	1.980	2.350	1.840
Foreign exchange risk
Exchange and interest rate instruments
Nominal	3,063	3,536	2,685	14,583	2,436	26,303
Average GBP/JPY exchange rate	—	157.450	160.039	—	—
Average GBP/CHF exchange rate	—	1.131	—	—	—
Average GBP/EUR exchange rate	—	—	1.123	1.181	1.165
Average GBP/USD exchange rate	1.224	1.253	1.171	1.314	1.388
Equity risk
Equity instruments
Nominal	—	—	7	48	2	57
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	1,983	7,621	968	10,572
Average GBP/EUR exchange rate	—	—	1.185	1.210	1.196
Average GBP/USD exchange rate	—	—	1.604	1.503	1.537
Average fixed interest rate (%) GBP	—	—	3.270	2.580	4.590

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	3,716	7,408	25,525	53,427	5,942	96,018
Average fixed interest rate (%) GBP	0.590	0.420	0.090	0.910	3.130
Average fixed interest rate (%) EUR	0.510	1.740	1.080	0.810	2.610
Average fixed interest rate (%) USD	1.910	0.960	1.440	2.760	4.050
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	127	683	165	975
Average GBP/EUR exchange rate	—	—	1.205	1.159	1.171
Average fixed interest rate (%) EUR	—	—	3.290	2.030	2.620
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,203	572	1,036	8,967	6,115	17,893
Average fixed interest rate (%) GBP	1.970	0.440	0.080	1.290	0.970
Foreign exchange risk
Exchange and interest rate instruments
Nominal	3,218	1,114	2,448	10,897	3,584	21,261
Average GBP/JPY exchange rate	—	142.905	148.856	—	—
Average GBP/EUR exchange rate	1.165	—	1.185	1.159	1.174
Average GBP/USD exchange rate	1.344	1.342	1.332	1.339	1.388
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	739	—	1,000	8,112	2,860	12,711
Average GBP/EUR exchange rate	1.277	—	1.386	1.202	1.200
Average GBP/USD exchange rate	—	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.260	—	1.170	2.720	3.410

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,704	8,481	30,946	53,170	9,050	104,351
Average fixed interest rate (%) GBP	0.690	0.650	0.820	0.730	3.720
Average fixed interest rate (%) EUR	1.180	0.230	3.020	0.980	2.340
Average fixed interest rate (%) USD	1.870	1.720	2.890	2.490	4.160
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	147	776	260	1,183
Average GBP/EUR exchange rate	—	—	1.141	1.170	1.167
Average fixed interest rate (%) EUR	—	—	4.640	1.780	3.560
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	999	2,815	8,869	1,180	13,863
Average fixed interest rate (%) GBP	—	0.460	0.570	1.450	1.330
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,602	2,244	4,317	8,328	1,246	17,737
Average GBP/JPY exchange rate	—	137.977	135.607	132.271	—
Average GBP/EUR exchange rate	—	—	—	1.163	1.179
Average GBP/USD exchange rate	1.293	1.316	1.323	1.304	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,630	—	3,858	11,816	2,792	20,096
Average GBP/EUR exchange rate	—	—	1.354	1.253	1.197
Average GBP/USD exchange rate	1.465	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.010	—	3.180	2.480	3.390

Home Purchase Loans [Member] | Country of domicile [member]
Disclosure of nature and extent of risks arising from financial instruments [text block]	ifrs-full_DisclosureOfNatureAndExtentOfRisksArisingFromFinancialInstrumentsExplanatory
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2022
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	17,877	20,617	20,225	3,294	1,387	63,400
Of which impaired	132	192	220	181	339	1,064

Debt securities [member]
Disclosure of credit risk exposure [text block]	ifrs-full_DisclosureOfCreditRiskExposureExplanatory
The detail, by issuer rating, of Debt securities at 31 December 2022, 2021 and 2020 is as follows:

EUR million
	2022				2021				2020
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	13,481	5,494	18,975	9.80%	15,956	1,773	17,729	10.82%	14,088	2,099	16,187	9.17%
AA	9,542	30,502	40,044	20.67%	2,005	26,355	28,360	17.31%	1,714	18,784	20,498	11.61%
A	10,058	48,341	58,399	30.15%	8,594	44,359	52,953	32.32%	6,228	53,655	59,883	33.92%
BBB	5,181	29,900	35,081	18.11%	5,234	20,304	25,538	15.59%	6,515	31,204	37,719	21.36%
Below BBB	2,974	33,657	36,631	18.91%	3,584	30,823	34,407	21.00%	3,431	35,164	38,595	21.86%
Unrated	4,586	—	4,586	2.37%	4,866	—	4,866	2.97%	3,611	61	3,672	2.08%
	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%

Foreclosed Properties [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]	ifrs-full_DisclosureOfReconciliationOfChangesInLossAllowanceAndExplanationOfChangesInGrossCarryingAmountForFinancialInstrumentsExplanatory	The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2022	2021	2020
Gross additions	0.2	0.4	0.5
Disposals	(1.3)	(1.1)	(0.9)
Difference	(1.1)	(0.7)	(0.4)